Significant Judgements	12 Months Ended
Mar. 31, 2021
Disclosure of Significant Judgements [Abstract]
Significant Judgements [Text Block]

3. Significant Judgements

(a) Functional currency

The functional currency of the Company has been assessed by management based on consideration of the currency and economic factors that mainly influence the Company's digital currencies, production and operating costs, financing and related transactions. Specifically, the Company considers the currencies in which digital currencies are most commonly denominated and the currencies in which expenses are settled, by each entity, as well as the currency in which each entity receives or raises financing. Changes to these factors may have an impact on the judgment applied in the determination of the Company's functional currency.

(b) Digital assets - accounting

The Company has assessed that it acts in a capacity as a commodity broker trader as defined in IAS 2, Inventories, in characterizing certain of its holdings as inventory, or more specifically, digital assets. If assets held by commodity broker-traders are principally acquired for the purpose of selling in the near future and generating a profit from fluctuations in price or broker-traders' margin, such assets are accounted for as inventory, and changes in fair value (less costs to sell) are recognized in profit or loss.

(c) Assessment of transactions as an asset acquisition or business combination

Management determines whether assets acquired and liabilities assumed constitute a business. A business consists of inputs and processes applied to those inputs that have the ability to create outputs. Whether an acquisition is classified as a business combination or asset acquisition can have a significant impact on the presentation made on and after acquisition.

The Company completed the Quebec Acquisition in April 2020 (Note 6) and concluded that the entity acquired qualified as a business combination under IFRS 3, "Business Combinations". Accordingly, the Quebec Acquisition has been accounted for as a business combination.

(d) Income from digital currency mining

The Company recognizes income from digital currency mining from the provision of transaction verification services within digital currency networks, commonly termed "cryptocurrency mining". As consideration for these services, the Company receives digital currency from each specific network in which it participates ("coins"). Income from digital currency mining is measured based on the fair value of the coins received. The fair value is determined using the spot price of the coin on the date of receipt. The coins are recorded on the statement of financial position, as digital currencies, at their fair value less costs to sell and re- measured at each reporting date. Revaluation gains or losses, as well as gains or losses on the sale of coins for traditional (fiat) currencies are included in profit and loss in accordance with the Company's treatment of its digital currencies as a traded commodity.

There is currently no specific definitive guidance in IFRS or alternative accounting frameworks for the accounting for the mining and strategic selling of digital currencies and management has exercised significant judgement in determining appropriate accounting treatment for the recognition of income from digital currency mining for mining of digital currencies. Management has examined various factors surrounding the substance of the Company's operations, including the stage of completion being the completion and addition of a block to a blockchain and the reliability of the measurement of the digital currency received.

(e) Contingencies

Contingencies can be either possible assets or liabilities arising from past events which, by their nature, will be resolved only when one or more uncertain future events occur or fail to occur. Such contingencies include, but are not limited to, litigation, regulatory proceedings, tax matters and losses resulting from other events and developments. The assessment of the existence and potential impact of contingencies inherently involves the exercise of significant judgement regarding the outcome of future events.